UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22481

Apollo Senior Floating Rate Fund Inc.
(Exact name of registrant as specified in charter)
9 West 57th Street New York, New York 10019
(Address of principal executive offices) (Zip code)
Joseph Moroney, President 9 West 57th Street New York, New York 10019
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 515-3200 Date of fiscal year end: December 31 Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments

September 30, 2015  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans - 137.4%(a)

AEROSPACE & DEFENSE - 7.6%

B/E Aerospace, Inc. Term Loan, (LIBOR + 3.25%, 0.75% Floor), 4.00%, 12/16/21(b)	2,484,238	2,491,616
Camp International Holding Co. 2013 First Lien Replacement Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/31/19(b)	2,399,543	2,386,549
2013 Second Lien Replacement Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 11/29/19(b)	1,000,000	994,375
DAE Aviation Holdings, Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/07/22(b)	3,626,000	3,635,065
Photonis Technologies SAS First Lien Initial Dollar Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 09/18/19(b)(c)	1,970,675	1,916,481
SRA International, Inc. Term Loan, (LIBOR + 5.25%, 1.25% Floor), 6.50%, 07/20/18(b)(c)	3,460,380	3,473,357
TASC, Inc. First Lien New Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 05/22/20(b)	475,115	476,897
First Lien Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.02%, 05/22/20(b)	1,356,904	1,361,993
Second Lien Term Loan, 12.00%, 05/21/21(d)	2,233,239	2,272,320
U.S. Joiner Holding Co. Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 04/16/20(b)(c)	1,634,080	1,617,739
Vencore, Inc. Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 05/23/20(b)	606,000	596,404

		21,222,796

AUTOMOTIVE - 1.0%

American Tire Distributors, Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/01/21(b)	1,867,019	1,873,236
Fram Group Holdings, Inc./ Prestone Holdings, Inc. Second Lien Term Loan, (LIBOR + 9.50%, 1.50% Floor), 11.00%, 01/29/18(b)(c)	1,490,285	801,028

		2,674,264

BANKING, FINANCE, INSURANCE & REAL ESTATE - 11.2%

Alliant Holdings I, LLC Initial Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/12/22(b)	2,108,462	2,084,752

	Principal Amount ($)	Value ($)

BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)

Amwins Group, LLC First Lien New Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/06/19(b)	4,358,279	4,381,857
Asurion, LLC Incremental Tranche B-1 Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 05/24/19(b)	486,536	465,372
Incremental Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.25%, 07/08/20(b)(e)	25,182	23,676
Incremental Tranche B-4 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 08/04/22(b)(e)	3,862,907	3,661,919
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 03/03/21(b)(e)	1,399,109	1,267,942
Bats Global Markets, Inc. Term Loan, (LIBOR + 3.75%, 0.00% Floor), 3.95%, 03/13/18(b)	1,896,724	1,901,465
First Data Corp. Term Loan C-1, (LIBOR + 3.50%, 0.00% Floor), 3.70%, 03/23/18(b)	4,000,000	3,973,140
Hyperion Insurance Group, Ltd. (United Kingdom) Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 04/29/22(b)(f)	2,036,433	2,041,524
Jefferies Finance, LLC (JFIN Co-Issuer Corp.) Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 05/14/20(b)	1,517,935	1,517,935
Medical Card System, Inc. Term Loan (3.00%, PIK), (LIBOR + 10.00%, 2.00% Floor), 11.24%, 03/17/17(b)(c)(g)(h)	4,681,843	3,441,154
MMM Holdings, Inc. MMM Term Loan, (LIBOR + 8.25%, 1.50% Floor), 9.75%, 12/12/17(b)(c)	660,493	503,075
MSO of Puerto Rico, Inc. MSO Term Loan, (LIBOR + 8.25%, 1.50% Floor), 9.75%, 12/12/17(b)(c)	480,175	365,733
National Financial Partners Corp. 2014 Specified Refinancing Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/01/20(b)(e)	519,136	511,349
USI, Inc. Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/27/19(b)(e)	3,893,294	3,865,710
Walter Investment Management Corp. Tranche B Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 12/18/20(b)	1,442,845	1,340,641

		31,347,244

See accompanying Notes to Schedule of Investments.  |  1

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2015  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

BEVERAGE, FOOD & TOBACCO - 5.2%

ARG IH Corp. Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 11/15/20(b)	1,896,000	1,902,702
Charger OpCo B.V. (Oak Tea, Inc.) (Netherlands) Term Loan B-1 (USD), (LIBOR + 3.50%, 0.75% Floor), 4.25%, 07/02/22(b)(f)	3,759,398	3,765,281
Hearthside Group Holdings, LLC Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/02/21(b)(c)	3,106,437	3,094,788
Performance Food Group, Inc. Second Lien Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 11/14/19(b)	1,025,874	1,029,290
PFS Holding Corp. First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 01/31/21(b)	2,768,835	2,561,172
Winebow Holdings, Inc. (The Vintner Group, Inc.) Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 01/02/22(b)	2,260,897	2,181,766

		14,534,999

CAPITAL EQUIPMENT - 0.8%

Zebra Technologies Corp. Initial Term Loan, (LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/27/21(b)	2,289,132	2,306,552

CHEMICALS, PLASTICS & RUBBER - 4.8%

The Chemours Co. Tranche B Term Loan, (LIBOR + 3.00%, 0.75% Floor), 3.75%, 05/12/22(b)(e)	2,361,813	2,077,663
Chemstralia Pty, Ltd. (Chemstralia Finco, LLC) (Australia) Initial Term Loan, (LIBOR + 6.25%, 1.00% Floor), 7.25%, 02/28/22(b)(c)(f)	2,261,363	2,261,363
Magnetation, LLC / Mag Finance Corp. Term Loan (3.00% PIK), 12.00%, 12/07/15(c)(d)(h)	248,153	240,212
PetroChoice Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 08/19/22(b)(c)(e)	1,015,038	994,737
Polymer Group, Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 12/19/19(b)	262,423	262,670

	Principal Amount ($)	Value ($)

CHEMICALS, PLASTICS & RUBBER (continued)

Trinseo Materials Operating S.C.A. (Trinseo Materials Finance, Inc.) (Luxembourg) First Lien Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 11/05/21(b)(e)(f)	3,990,000	3,967,137
U.S. Farathane, LLC Initial Term Loan, (LIBOR + 5.75%, 1.00% Floor), 6.75%, 12/23/21(b)	940,744	946,614
Univar USA, Inc. Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 07/01/22(b)(e)	2,791,120	2,743,797

		13,494,193

CONSTRUCTION & BUILDING - 0.5%

Builders FirstSource, Inc. Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 07/29/22(b)	777,273	772,294
Headwaters, Inc. Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/24/22(b)	498,750	500,620

		1,272,914

CONSUMER GOODS: DURABLE - 0.1%

Britax US Holdings, Inc. Initial Dollar Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/15/20(b)	460,256	337,368

CONSUMER GOODS: NON-DURABLE - 3.8%

ABG Intermediate Holdings 2, LLC First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 05/27/21(b)	3,496,750	3,492,379
BRG Sports, Inc. First Lien Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 04/15/21(b)(c)	1,774,344	1,766,581
Fender Musical Instruments Corp. Initial Term Loan, (LIBOR + 4.50%, 1.25% Floor), 5.75%, 04/03/19(b)	301,250	301,375
Nine West Holdings, Inc. Unsecured Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 01/08/20(b)	239,923	140,235
Polyconcept Investments B.V. Term Loan, (LIBOR + 4.75%, 1.25% Floor), 6.00%, 06/28/19(b)(c)	3,723,119	3,723,119
The Topps Company, Inc. Term Loan, (LIBOR + 6.00%, 1.25% Floor), 7.25%, 10/02/18(b)(c)	1,101,985	1,085,455

		10,509,144

2  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2015  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

CONTAINERS, PACKAGING & GLASS - 4.1%

BWay Intermediate Company, Inc. Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/14/20(b)(e)	4,008,305	4,000,789
Hoover Group, Inc. Term Loan, (LIBOR + 6.75%, 1.00% Floor), 7.75%, 01/28/21(b)(c)	1,484,271	1,387,794
NVLX Acquisition, LLC First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 12/05/21(b)	2,540,855	2,538,746
Pelican Products, Inc. First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 04/10/20(b)	2,751,236	2,754,675
Tekni-Plex, Inc. First Lien Tranche B-1 Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/01/22(b)	770,098	768,943

		11,450,947

ENERGY: OIL & GAS - 9.0%

American Energy - Marcellus, LLC First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/04/20(b)	3,061,946	1,768,274
Azure Midstream Energy, LLC Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/15/18(b)(c)	509,884	438,500
BlackBrush Oil & Gas, L.P. Closing Date Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 07/30/21(b)(e)	3,700,224	3,148,261
Chelsea Petroleum Products I, LLC Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/22/22(b)(e)	1,761,092	1,745,682
Chief Exploration & Development, LLC Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 05/16/21(b)	1,950,784	1,619,151
CITGO Holding, Inc. Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 05/12/18(b)(e)	5,014,911	4,952,250
Drillships Financing Holding, Inc. Tranche B-1 Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 03/31/21(b)	3,266,792	1,950,536
EMG Utica, LLC Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 03/27/20(b)	1,821,893	1,730,798

	Principal Amount ($)	Value ($)

ENERGY: OIL & GAS (continued)

HGIM Corp. Term Loan A, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/18/18(b)(c)	4,309,697	3,620,145
Southcross Energy Partners, L.P. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/04/21(b)(c)	339,541	310,680
Southcross Holdings Borrower, L.P. Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 08/04/21(b)	860,785	648,455
Sprint Industrial Holdings, LLC First Lien Term Loan, (LIBOR + 5.75%, 1.25% Floor), 7.00%, 05/14/19(b)(c)	2,612,788	2,312,317
W3 Co. First Lien Term Loan, (LIBOR + 4.50%, 1.25% Floor), 5.75%, 03/13/20(b)	915,458	779,664

		25,024,713

ENVIRONMENTAL INDUSTRIES - 1.0%

Emerald 2, Limited (United Kingdom) Facility B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/14/21(b)(c)(f)	2,901,337	2,892,270

FOREST PRODUCTS & PAPER - 1.5%

Caraustar Industries, Inc. Incremental Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 05/01/19(b)	1,865,767	1,864,209
Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 05/01/19(b)	2,286,475	2,286,475

		4,150,684

HEALTHCARE & PHARMACEUTICALS - 15.1%

ABB/Con-Cise Optical Group, LLC Term Loan B-1, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 02/06/19(b)	1,502,475	1,498,095
Alvogen Pharma US, Inc. First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/01/22(b)	1,420,714	1,417,162
Amneal Pharmaceuticals, LLC Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 11/01/19(b)	1,654,251	1,655,806
ATI Holdings, Inc. Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 12/20/19(b)(c)	1,501,926	1,510,375
Concordia Healthcare Corp. (Canada) Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/21/22(b)(f)	2,992,500	2,993,757

See accompanying Notes to Schedule of Investments.  |  3

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2015  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

HEALTHCARE & PHARMACEUTICALS (continued)

HC Group Holdings III, Inc. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/07/22(b)	500,000	501,875
Iasis Healthcare, LLC Term Loan B-2, (LIBOR + 3.25%, 1.25% Floor), 4.50%, 05/03/18(b)(e)	528,871	529,929
InVentiv Health, Inc. Term Loan B-3, (LIBOR + 6.25%, 1.50% Floor), 7.75%, 05/15/18(b)	723,864	723,412
Jaguar Holding Co. II / Pharmaceutical Product Development, LLC Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 08/18/22(b)	3,660,145	3,625,264
Lanai Holdings II, Inc. First Lien Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/29/22(b)(c)	2,011,364	2,021,421
Opal Acquisition, Inc. Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/27/20(b)	5,882,099	5,777,692
Premier Dental Services, Inc. New Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 11/01/18(b)(c)	5,163,115	4,530,634
Smile Brands Group, Inc. Term Loan B, (LIBOR + 6.25%, 1.25% Floor), 7.50%, 08/16/19(b)	3,611,961	2,541,917
Steward Health Care System, LLC Term Loan, (LIBOR + 5.50%, 1.25% Floor), 6.75%, 04/10/20(b)(c)	2,755,778	2,741,999
Surgery Center Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/03/20(b)	2,130,842	2,133,836
Second Lien Initial Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 11/03/21(b)(c)	3,000,000	3,031,875
U.S. Renal Care, Inc. Second Lien Term Loan, (LIBOR + 9.00%, 1.25% Floor), 10.25%, 01/03/20(b)(c)	1,504,000	1,507,760
Valeant Pharmaceuticals International, Inc. (Canada) Tranche B Term Loan Series F-1, (LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/01/22(b)(e)(f)	3,490,203	3,459,681

		42,202,490

HIGH TECH INDUSTRIES - 14.2%

Deltek, Inc. First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/25/22(b)	2,727,963	2,733,078

	Principal Amount ($)	Value ($)

HIGH TECH INDUSTRIES (continued)

Deltek, Inc. (continued) Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/26/23(b)	1,124,528	1,128,042
Flexera Software, LLC Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 04/02/21(b)(c)	1,428,292	1,412,224
Freescale Semiconductor, Inc. Tranche B-5 Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 01/15/21(b)	3,890,798	3,898,093
GTCR Valor Companies, Inc. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 05/30/21(b)	2,366,123	2,345,420
Informatica Corp. Dollar Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/05/22(b)	4,089,928	4,071,728
Kronos, Inc. First Lien Incremental Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/30/19(b)	778,173	776,469
Landslide Holdings, Inc. (Crimson Acquisition Corp.) Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 02/25/21(b)(c)	563,000	543,295
Lanyon Solutions, Inc. (Lanyon, Inc.) First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 11/13/20(b)	1,446,927	1,436,682
MSC.Software Corp. First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/29/20(b)	1,767,625	1,751,054
Riverbed Technology, Inc. Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/25/22(b)	1,409,677	1,413,786
RP Crown Parent, LLC First Lien New Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 12/21/18(b)(e)	3,581,715	3,196,681
Second Lien Term Loan, (LIBOR + 10.00%, 1.25% Floor), 11.25%, 12/21/19(b)	1,000,000	868,000
Sophia, L.P. First Lien Term Loan B, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/30/22(b)(e)	3,722,114	3,719,211
SS&C Technologies Holdings Europe S.a.r.l. (Luxembourg) Term Loan B-2, (LIBOR + 3.25%, 0.75% Floor), 4.00%, 07/08/22(b)(f)	363,882	365,095

4  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2015  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

HIGH TECH INDUSTRIES (continued)

SS&C Technologies, Inc. Term Loan B-1, (LIBOR + 3.25%, 0.75% Floor), 4.00%, 07/08/22(b)	2,300,252	2,307,924
STG-Fairway Acquisitions, Inc. First Lien Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/30/22(b)(c)	2,351,857	2,354,797
TIBCO Software, Inc. Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/04/20(b)	1,990,000	1,975,075
Vision Solutions, Inc. First Lien Term Loan, (LIBOR + 4.50%, 1.50% Floor), 6.00%, 07/23/16(b)(c)	3,325,747	3,329,904

		39,626,558

HOTEL, GAMING & LEISURE - 8.1%

CDS U.S. Intermediate Holdings, Inc. Initial First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/08/22(b)	590,426	591,347
Delta 2 (Lux) S.a.r.l. (Luxembourg) Facility B-3 Term Loan (USD), (LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/30/21(b)(e)(f)	5,105,263	5,023,911
Diamond Resorts Corp. Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 05/09/21(b)	842,616	843,143
Equinox Holdings, Inc. First Lien New Initial Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 01/31/20(b)	2,970,468	2,976,646
Global Cash Access, Inc. Term Loan B, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 12/18/20(b)(c)	1,426,520	1,430,535
The Intertain Group, Ltd. (The Intertain Group Finance, LLC) (Canada) Initial Term Loan B, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 04/08/22(b)(c)(f)	818,182	814,091
Peppermill Casinos, Inc. Term Loan B, (LIBOR + 6.00%, 1.25% Floor), 7.25%, 11/09/18(b)(c)	1,944,720	1,949,582
Planet Fitness Holdings, LLC Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 03/31/21(b)	3,947,061	3,954,481
Scientific Games International, Inc. Initial Term Loan B-2, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 10/01/21(b)	3,524,859	3,485,751
Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 10/18/20(b)(e)	1,494,930	1,478,112

		22,547,599

	Principal Amount ($)	Value ($)

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 3.4%

ALM Media, LLC First Lien Term Loan B, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 07/31/20(b)(c)	3,896,264	3,818,339
F & W Media, Inc. Initial Term Loan, (LIBOR + 7.25%, 1.25% Floor), 8.50%, 06/30/19(b)(c)	3,737,855	3,695,804
Information Resources, Inc. Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/30/20(b)	1,974,811	1,983,856

		9,497,999

MEDIA: BROADCASTING & SUBSCRIPTION - 10.4%

Emmis Operating Co. Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 06/10/21(b)(c)	1,494,804	1,397,642
Granite Broadcasting Corp. First Lien Tranche B Term Loan, (LIBOR + 5.50%, 1.25% Floor), 6.75%, 05/23/18(b)(c)	1,120,174	1,121,580
Hargray Communications Group, Inc. (HCP Acquisition, LLC) Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/26/19(b)	4,200,398	4,217,893
Hemisphere Media Holdings, LLC (Intermedia Espanol, Inc.) New Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/30/20(b)(c)	2,538,325	2,487,559
Learfield Communications, Inc. Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.00% Floor), 8.75%, 10/08/21(b)	532,513	531,181
Neptune Finco Corp. Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 09/23/22(b)(e)	4,294,594	4,276,342
Numericable U.S., LLC Dollar Denominated Tranche B-1 Term Loan, (LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/21/20(b)	994,831	991,309
Dollar Denominated Tranche B-2 Term Loan, (LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/21/20(b)	860,665	857,618
SESAC Holdco II, LLC First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 02/07/19(b)	1,960,370	1,960,370
Telecommunications Management, LLC First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/30/20(b)(c)	1,124,019	1,118,399
Second Lien Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 10/30/20(b)(c)	710,475	699,817

See accompanying Notes to Schedule of Investments.  |  5

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2015  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

MEDIA: BROADCASTING & SUBSCRIPTION (continued)

WideOpenWest Finance, LLC Replacement Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 04/01/19(b)	5,567,980	5,523,186
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC) First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 05/06/21(b)	3,988,780	3,977,152

		29,160,048

MEDIA: DIVERSIFIED & PRODUCTION - 1.7%

Tech Finance & Co., S.C.A. (Luxembourg) U.S. Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/11/20(b)(f)	4,679,982	4,672,189

METALS & MINING - 0.6%

FMG Resources (August 2006) Pty, Ltd. (FMG America Finance, Inc.) (Australia) Term Loan, (LIBOR + 2.75%, 1.00% Floor), 3.75%, 06/30/19(b)(e)(f)	998,618	819,246
Oxbow Carbon, LLC (Oxbow Calcining, LLC) Second Lien Initial Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 01/17/20(b)	1,025,641	948,723

		1,767,969

RETAIL - 8.4%

Academy, Ltd. Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 07/01/22(b)	1,733,671	1,727,066
At Home Holding III, Inc. Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/03/22(b)	563,804	561,690
Bass Pro Group, LLC 2015 New Term Loan, (LIBOR + 3.25%, 0.75% Floor), 4.00%, 06/05/20(b)	2,811,270	2,800,728
Charming Charlie, LLC Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 12/24/19(b)	5,268,670	5,057,923
David’s Bridal, Inc. Initial Term Loan, (LIBOR + 4.00%, 1.25% Floor), 5.25%, 10/11/19(b)	1,423,819	1,248,212
HMK Intermediate Holdings, LLC Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 03/30/19(b)(c)	1,098,972	1,099,659

	Principal Amount ($)	Value ($)

RETAIL (continued)

Mattress Holding Corp. Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 10/20/21(b)	2,666,194	2,670,780
PetSmart, Inc. Tranche B-1 Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.25%, 03/11/22(b)	4,970,034	4,967,151
Sears Roebuck Acceptance Corp. (Kmart Corp.) Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/18(b)	2,982,298	2,938,040
Vince, LLC (Vince Intermediate Holding, LLC) Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 11/27/19(b)(c)	415,465	403,001

		23,474,250

SERVICES: BUSINESS - 7.9%

Brock Holdings III, Inc. First Lien Term Loan, (LIBOR + 4.50%, 1.50% Floor), 6.00%, 03/16/17(b)	603,720	586,363
Carecore National, LLC Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 03/05/21(b)(c)	1,402,428	1,325,295
EIG Investors Corp. Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/09/19(b)	3,636,602	3,644,184
Element Materials Technology Group U.S. Holdings, Inc. (Element Materials Technology Holding U.K., Ltd.) Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 08/06/21(b)(c)	643,279	644,489
Evergreen Skills Lux S.a.r.l. First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 04/28/21(b)	2,024,574	1,830,560
Second Lien Initial Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.25%, 04/28/22(b)	1,000,000	860,000
GCA Services Group, Inc. Second Lien Initial Term Loan, (LIBOR + 8.00%, 1.25% Floor), 9.25%, 11/02/20(b)(c)	834,400	832,314
Genex Holdings, Inc. First Lien Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 05/28/21(b)	1,912,045	1,914,435
IBC Capital, Ltd. First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/09/21(b)	1,990,000	1,910,400

6  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2015  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

SERVICES: BUSINESS (continued)

Infogroup, Inc. Term Loan B, (LIBOR + 6.00%, 1.50% Floor), 7.50%, 05/26/18(b)	3,480,634	3,354,461
Onex Carestream Finance, L.P. Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 12/07/19(b)	2,415,389	2,339,908
Packers Holdings, LLC Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 12/02/21(b)	496,250	498,111
SGS Cayman, L.P. (Cayman Islands) Initial Cayman Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/23/21(b)(f)	429,325	430,218
Sutherland Global Services, Inc. Initial U.S. Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/23/21(b)	1,844,359	1,848,195

		22,018,933

SERVICES: CONSUMER - 2.7%

Laureate Education, Inc. 2018 New Series Extended Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 06/15/18(b)(c)	5,175,340	4,347,286
NVA Holdings, Inc. First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 08/14/21(b)	2,189,347	2,191,623
Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/14/22(b)	955,026	949,057

		7,487,966

TELECOMMUNICATIONS - 8.8%

Altice Financing, S.A. (Luxembourg) Dollar Denominated Tranche Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 02/04/22(b)(e)(f)	1,490,264	1,487,470
Avaya, Inc. Replacement Term Loan B-6, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 03/31/18(b)(c)	558,576	463,618
Term Loan B-3, (LIBOR + 4.50%, 0.00% Floor), 4.69%, 10/26/17(b)(c)	1,478,618	1,219,860
Global Tel*Link Corp. First Lien Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 05/23/20(b)	5,497,656	5,402,437
Grande Communications Networks, LLC Initial Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 05/29/20(b)(c)	4,006,028	3,996,013

	Principal Amount ($)	Value ($)

TELECOMMUNICATIONS (continued)

LTS Buyer, LLC (Sidera Networks, Inc.) First Lien Term Loan B, (LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/13/20(b)	2,357,606	2,320,274
Second Lien Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 04/12/21(b)	2,388,172	2,370,261
Securus Technologies Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 3.50%, 1.25% Floor), 4.75%, 04/30/20(b)	2,537,252	2,463,519
Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.25% Floor), 9.00%, 04/30/21(b)	2,800,000	2,541,000
The TelX Group, Inc. Second Lien Initial Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 04/09/21(b)	600,000	602,250
U.S. TelePacific Corp. Advance Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 11/25/20(b)	1,779,118	1,777,454

		24,644,156

TRANSPORTATION: CARGO - 1.4%

Carrix, Inc. Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 01/07/19(b)(c)	3,942,052	3,764,660

TRANSPORTATION: CONSUMER - 1.9%

Blue Bird Body Co. Facility Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 06/26/20(b)	1,089,783	1,089,783
Landmark Aviation FBO Canada, Inc. (Canada) Canadian Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/25/19(b)(f)	92,951	92,573
LM U.S. Member, LLC (LM U.S. Corp Acquisition, Inc.) First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/25/19(b)	2,342,052	2,332,544
Travel Leaders Group, LLC Additional Tranche B Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/07/20(b)(c)	1,811,213	1,815,741

		5,330,641

UTILITIES: ELECTRIC - 2.2%

Granite Acquisition, Inc. Second Lien Term Loan B, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 12/19/22(b)(c)	1,309,090	1,222,363

See accompanying Notes to Schedule of Investments.  |  7

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2015  (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

UTILITIES: ELECTRIC (continued)

Panda Sherman Power, LLC Construction Term Loan Advances, (LIBOR + 7.50%, 1.50% Floor), 9.00%, 09/14/18(b)(c)	1,188,374	1,087,362
Pike Corp. First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/22/21(b)	2,706,980	2,713,748
Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/22/22(b)	1,000,000	987,500

		6,010,973

Total Senior Loans (Cost $394,173,408)		383,424,519

Corporate Notes and Bonds - 8.7%(d)

BANKING, FINANCE, INSURANCE & REAL ESTATE - 4.1%

First Data Corp. 12.63%, 01/15/21	10,000,000	11,387,500

CHEMICALS, PLASTICS & RUBBER - 0.0%

Magnetation, LLC / Mag Finance Corp. 11.00%, 05/15/18(c)(i)(j)	639,000	119,813

CONTAINERS, PACKAGING & GLASS - 0.4%

Reynolds Group Holdings, Inc. 6.88%, 02/15/21	996,000	1,035,940

	Principal Amount	Value ($)

HEALTHCARE & PHARMACEUTICALS - 1.2%

Valeant Pharmaceuticals International, Inc. (Canada) 7.50%, 07/15/21(f)(j)	3,200,000	3,304,000

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.5%

Acosta, Inc. 7.75%, 10/01/22(j)	1,600,000	1,518,000

MEDIA: BROADCASTING & SUBSCRIPTION - 1.6%

Columbus International, Inc. (Barbados) 7.38%, 03/30/21(f)(j)	1,285,000	1,334,794
Neptune Finco Corp.
10.13%, 01/15/23(j)	210,000	212,888
10.88%, 10/15/25(j)	687,000	695,587
Radio One, Inc.
7.38%, 04/15/22(j)	882,000	823,568
9.25%, 02/15/20(j)	1,484,000	1,276,240

		4,343,077

MEDIA: DIVERSIFIED & PRODUCTION - 0.9%

SiTV, Inc. 10.38%, 07/01/19(c)(j)	3,420,000	2,530,800

Total Corporate Notes and Bonds (Cost $24,978,582)		24,239,130

	Share Quantity	Value ($)

Preferred Stock - 1.4%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.4%

Watford Holdings, Ltd. (Bermuda) 8.50% (c)(f)	160,000	3,873,315

Total Preferred Stock (Cost $3,920,000)		3,873,315

Warrants - 0.0%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%

Medical Card System, Inc. 07/26/18(c)(k)	54,913	—

Total Warrants (Cost $ — )		—

Total Investments-147.5% (Cost of $423,071,990) (l)		411,536,964
Other Assets & Liabilities, Net-6.0%		16,777,849
Loan Outstanding-(53.5)%(m)(n)		(149,203,918)

Net Assets (Applicable to Common Shares)-100.0%		279,110,895

8  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

September 30, 2015  (unaudited)

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is rated below investment grade and investments with similar characteristics. Senior Loans typically hold a first lien priority and pay interest at rates that are determined periodically on the basis of a floating base lending rate plus a spread. Unless otherwise identified, all Senior Loans carry a variable rate of interest. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate used by commercial lenders. The rates shown represent the weighted average rate at September 30, 2015. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.

Senior Loan assets may have additional unfunded loan commitments. As of September 30, 2015, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitments

NVA Holdings, Inc.*	$ 229,474

Total Unfunded Loan Commitments	$ 229,474

* The loan commitment for NVA Holdings, Inc. was subsequently funded on October 22, 2015.

(b)	The interest rate on this Senior Loan is subject to a base rate plus 1 month or 3 month LIBOR, which at September 30, 2015 was 0.19% and 0.33%, respectively. As the interest rate is subject to a minimum LIBOR floor which was greater than the 1 month or 3 month LIBOR rate at September 30, 2015, the prevailing rate in effect at September 30, 2015 was the base rate plus the LIBOR floor, except as indicated.
(c)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(d)	Fixed rate asset.
(e)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date, therefore, are subject to change.
(f)	Foreign issuer traded in U.S. dollars.
(g)	The issuer is in default of its payment obligation as of January 30, 2015, as such, income is no longer being accrued.
(h)	Represents a payment-in-kind (“PIK”) security which may pay interest in additional principal amount.
(i)	The issuer is in default of its payment obligation as of May 5, 2015, as such, income is no longer being accrued.
(j)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2015, these securities amounted to $11,815,690, or 4.2% of net assets.
(k)	Non-income producing asset.
(l)	The aggregate cost of securities for federal income tax purposes was $423,109,143. Cost for U.S. federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments were as follows:

Gross unrealized appreciation	$3,373,172
Gross unrealized depreciation	(14,945,351)

Net unrealized depreciation	$(11,572,179)

(m)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(n)	Principal $149,269,000 less unamortized deferred financing costs.

See accompanying Notes to Schedule of Investments.  |  9

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments

September 30, 2015 (unaudited)

Security Valuation

Apollo Senior Floating Rate Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, preferred stock and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

10  |

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments  (continued)

September 30, 2015 (unaudited)

The valuation techniques used by the Fund to measure fair value at September 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of the levels are recognized at the value at the end of the period. A summary of the Fund’s investments categorized in the fair value hierarchy as of September 30, 2015 is as follows:

Apollo Senior Floating Rate Fund Inc.
Assets	Total Fair Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Cash and Cash Equivalents	$23,172,086	$23,172,086	$—	$—
Senior Loans	383,424,519	—	283,438,698	99,985,821
Corporate Notes and Bonds	24,239,130	—	21,588,517	2,650,613
Preferred Stock	3,873,315	—	—	3,873,315
Warrants	—	—	—	—
Unrealized appreciation on Unfunded Loan Commitments	1,385	—	1,385	—

Total Assets	$434,710,435	$23,172,086	$305,028,600	$106,509,749

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of September 30, 2015:

Apollo Senior Floating Rate Fund Inc.
	Total Fair Value	Senior Loans	Corporate Notes and Bonds	Common Stock	Preferred Stock	Warrants
Fair Value, beginning of period	$87,829,716	$82,651,446	$—	$1,255,250	$3,920,000	$3,020
Purchases, including capitalized PIK	19,775,655	19,775,655	—	—	—	—
Sales	(35,332,953)	(34,190,676)	—	(1,142,277)	—	—
Accretion/(amortization) of discounts/(premiums)	155,463	155,463	—	—	—	—
Net realized gain/(loss)	(3,875,715)	194,866	—	(4,070,581)	—	—
Change in net unrealized appreciation/(depreciation)	3,345,226	(562,677)	—	3,957,608	(46,685)	(3,020)
Transfers into Level 3	52,927,780	50,277,167	2,650,613	—	—	—
Transfers out of Level 3	(18,315,423)	(18,315,423)	—	—	—	—

Total Fair Value, end of period	$106,509,749	$99,985,821	$2,650,613	$—	$3,873,315	$—

Investments were transferred into Level 3 during the nine months ended September 30, 2015 due to a decrease in the availability of qualified observable inputs obtained to support the fair value of each investment as assessed by Apollo Credit Management, LLC, the Fund’s investment adviser (the “Adviser”). Transfers out of Level 3 during the nine months ended September 30, 2015 were due to an increase in the availability of qualified observable inputs as assessed by the Adviser. There were no transfers between Level 1 and Level 2 fair value measurement during the period shown. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at September 30, 2015 was $(952,788).

  |  11

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments  (continued)

September 30, 2015 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of September 30, 2015:

Apollo Senior Floating Rate Fund Inc.
Assets	Fair Value at September 30, 2015	Valuation Technique(s)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized
Senior Loans	$ 96,304,455	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A
	3,441,154	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.8x
	240,212	Discounted cash flow(b)	Discount rate(b)	13.40%
Corporate Notes and Bonds	2,650,613	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A
Preferred Stock	3,873,315	Discounted cash flow(b)	Discount rate(b)	8.78%
Warrants	—	Market comparable	Total enterprise	6.8x
		approach(a)	value/EBITDA(a)
Total Fair Value	$106,509,749

(a)	The Fund utilized a market comparable approach to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.
(b)	The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

For more information with regard to significant accounting policies, refer to the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission.

12  |

Item 2. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Apollo Senior Floating Rate Fund Inc.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President (principal executive officer)

Date	11/20/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President (principal executive officer)

Date	11/20/15

By (Signature and Title)	/s/ Frank Marra
Frank Marra, Treasurer and Chief Financial Officer (principal financial officer)

Date	11/20/15